S000008975 [Member] Expense Example, No Redemption - Western Asset Short Duration High Income Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 322
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,390
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	912
Expense Example, No Redemption, 10 Years	1,799
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	412
Expense Example, No Redemption, 10 Years	919
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,753
Class C1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,647
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	201
Expense Example, No Redemption, 5 Years	350
Expense Example, No Redemption, 10 Years	$ 786